UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio (Initial Class and Class L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

For the 12 month period ending December 31, 2011, the Maxim T. Rowe Price MidCap Growth Portfolio outperformed the S&P MidCap 400 Index, although both posted slightly negative returns. The Portfolio (Initial Class shares) returned -1.69% while the index returned -1.73%. Sector performance within the index varied widely, with defensive consumer staples and utilities posting strong double-digit returns, and cyclically sensitive information technology and telecommunication services ending the year in negative territory. Security selection benefited the Portfolio’s relative results, while sector allocation detracted from relative performance.

Markets experienced a volatile year, as economic instability persisted at home as well as abroad. As measured by the Russell indices, mid-caps outperformed small-caps but trailed large-caps, the only capitalization range able to eke out a small positive return. Within the mid-cap universe, value slightly outperformed growth. Sector returns in the benchmark ranged widely from over a 22% gain in consumer staples to a decline of over 11% in information technology.

The Portfolio’s stock picks in information technology proved beneficial, although an overweight to the poorly performing sector somewhat mitigated the contribution. Specifically, holdings in Nuance Communications, National Semiconductor, and Motorola Mobility were particularly helpful. Our focus remains on companies working to change the current landscape through innovative software, hardware, and technology platforms. Stock holdings in health care as well as consumer discretionary also boosted relative results. In health care, Valeant Pharmaceuticals, Alexion Pharmaceuticals, and Elan were the main drivers of performance. Consumer discretionary holding Dollar General reported solid earnings and continued to gain market share. Elsewhere in the sector, Chipotle Mexican Grill added value.

Stock choices in materials were the largest relative detractors from returns. Performance of companies leveraged to gold diverged from gold prices, with shares of metals and mining companies falling more than physical gold. The main detractors within the portfolio were Agnico-Eagle Mines, Hudbay Minerals, and Osisko Mining, which succumbed to rising production costs and unexpected production slowdowns. This sector does not possess the growth characteristics we typically seek and represents a small portion of the Portfolio. The sole industry within this sector with consistent, albeit small, Portfolio exposure is metals and mining. An underweight to utilities, the second-highest performer within the index, also detracted from relative results. Market volatility and an uncertain economic environment caused investors to move into more defensive, risk-averse positions. The Portfolio limits holdings in utilities, as companies within the sector typically do not meet our growth criteria.

The U.S. economy continues to navigate through a multiyear adjustment. Despite progress in debt reduction, global imbalances persist. However, corporate earnings are healthy, valuations remain attractive, and unemployment is decreasing. Our focus is on manufacturers that stand to benefit as the cheap dollar encourages firms to relocate production to the U.S. and seek domestic suppliers. We favor companies that have prospered in this volatile environment, whether through a careful focus on resilient end markets, dexterous use of new technologies, or other strategies.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P MidCap 400 Index
	10,000.00	10,000.00
2002	7,802.00	8,547.00
2003	10,751.94	11,591.30
2004	12,696.96	13,501.55
2005	14,492.31	15,197.35
2006	15,470.54	16,765.41
2007	18,078.88	18,103.12
2008	10,782.24	11,544.36
2009	15,619.16	15,859.64
2010	19,922.70	20,084.65
2011	19,586.01	19,737.19

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-1.69%	4.83%	6.95%
Class L	—	—	5.58%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	2.60%
Communications	7.49%
Consumer, Cyclical	15.28%
Consumer, Non-cyclical	22.12%
Energy	7.30%
Financial	6.84%
Industrial	15.33%
Short Term Investments	5.50%
Technology	16.19%
Utilities	1.35%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 – 12/31/11)
Initial Class
Actual	$1,000.00	$916.30	$4.98*

Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25*

Class L
Actual	$1,000.00	$1,055.80	$5.20**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61***

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.04% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 142/365 days to reflect the investment period.

***Expenses are equal to the Portfolio’s annualized expense ratio of 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 2.65%
112,000	Agnico-Eagle Mines Ltd	$	4,067,840
114,000	Franco-Nevada Corp		4,260,103
157,000	HudBay Minerals Inc		1,549,590
207,000	Osisko Mining Corp (a)		1,964,849
83,000	Rockwood Holdings Inc (a)		3,267,710

			15,110,092

Communications — 7.62%
218,000	Amdocs Ltd (a)		6,219,540
29,000	Aruba Networks Inc (a)		537,080
59,000	Discovery Communications Inc Class A (a)		2,417,230
96,000	Discovery Communications Inc Class C (a)		3,619,200
48,000	Factset Research Systems Inc		4,189,440
489,000	JDS Uniphase Corp (a)		5,105,160
179,000	Lamar Advertising Co Class A (a)(b)		4,922,500
183,000	Liberty Interactive Corp Class A (a)		2,967,345
20,000	Liberty Media Corp - Liberty Capital Class A (a)		1,561,000
97,000	Motorola Mobility Holdings Inc (a)		3,763,600
41,000	Netflix Inc (a)(b)		2,840,890
51,000	Rackspace Hosting Inc (a)		2,193,510
131,000	TIBCO Software Inc (a)		3,132,210

			43,468,705

Consumer, Cyclical — 14.98%
62,000	Bed Bath & Beyond Inc (a)		3,594,140
217,000	CarMax Inc (a)		6,614,160
11,000	Chipotle Mexican Grill Inc (a)		3,715,140
81,000	Choice Hotels International Inc		3,082,050
95,000	Dolby Laboratories Inc Class A (a)(b)		2,898,450
273,000	Dollar General Corp (a)		11,231,220
178,000	Fastenal Co		7,762,580
48,000	Harley-Davidson Inc		1,865,760
97,000	Kohl’s Corp		4,786,950
200	Madison Square Garden Co Class A (a)		5,728
196,000	Marriott International Inc Class A		5,717,320
124,104	Michael Kors Holdings Ltd (a)(c)		3,212,686
28,500	Michael Kors Holdings Ltd (a)		776,625
13,000	MSC Industrial Direct Co Inc Class A		930,150
97,000	O’Reilly Automotive Inc (a)		7,755,150
28,000	Panera Bread Co Class A (a)		3,960,600
26,000	Shoppers Drug Mart Corp (d)		1,049,953
158,000	Shoppers Drug Mart Corp		6,380,486
52,000	Starbucks Corp		2,392,520
20,000	Tesla Motors Inc (a)(b)		571,200
72,000	Tim Hortons Inc		3,486,240
85,000	WABCO Holdings Inc (a)		3,689,000

			85,478,108

Shares			Value

Consumer, Non-cyclical — 22.50%
65,000	Alexion Pharmaceuticals Inc (a)	$	4,647,500
56,000	Amylin Pharmaceuticals Inc (a)		637,280
239,000	Bruker Corp (a)		2,968,380
208,000	CareFusion Corp (a)		5,285,280
32,000	Cooper Cos Inc		2,256,640
130,000	Covance Inc (a)		5,943,600
64,000	CR Bard Inc		5,472,000
235,000	DENTSPLY International Inc		8,222,650
41,000	Edwards Lifesciences Corp (a)		2,898,700
255,000	Elan Corp PLC Sponsored ADR (a)		3,503,700
192,000	Gartner Inc (a)		6,675,840
170,000	Global Payments Inc		8,054,600
5,000	Hansen Natural Corp (a)		460,700
103,000	Henry Schein Inc (a)		6,636,290
360,000	Hertz Global Holdings Inc (a)		4,219,200
175,000	Human Genome Sciences Inc (a)		1,293,250
63,000	IDEXX Laboratories Inc (a)		4,848,480
39,000	Laboratory Corp of America Holdings (a)		3,352,830
145,000	Manpower Inc		5,183,750
42,000	Mednax Inc (a)		3,024,420
312,000	Quanta Services Inc (a)		6,720,480
81,000	Regeneron Pharmaceuticals Inc (a)(b)		4,489,830
65,000	Robert Half International Inc		1,849,900
80,000	SXC Health Solutions Corp (a)		4,518,400
100,000	Theravance Inc (a)(b)		2,210,000
80,000	Universal Health Services Inc Class B		3,108,800
97,000	Valeant Pharmaceuticals International Inc (a)		4,528,930
97,000	Verisk Analytics Inc Class A (a)		3,892,610
44,000	Vertex Pharmaceuticals Inc (a)		1,461,240
48,000	Weight Watchers International Inc		2,640,480
245,000	Western Union Co		4,473,700
41,000	Whole Foods Market Inc		2,852,780

			128,332,240

Energy — 7.43%
174,000	Consol Energy Inc		6,385,800
50,000	Continental Resources Inc (a)(b)		3,335,500
101,000	EQT Corp		5,533,790
97,000	FMC Technologies Inc (a)		5,066,310
31,400	Laredo Petroleum Holdings Inc (a)		700,220
129,000	QEP Resources Inc		3,779,700
98,000	Range Resources Corp		6,070,120
66,000	SM Energy Co		4,824,600
186,200	Trican Well Service Ltd		3,207,666
9,800	Trican Well Service Ltd (d)		168,825
111,000	Ultra Petroleum Corp (a)		3,288,930

			42,361,461

Financial — 6.95%
137,000	Air Lease Corp (a)(b)		3,248,270
68,000	Aon Corp		3,182,400
97,000	BankUnited Inc		2,133,030
120,000	CBOE Holdings Inc		3,103,200
40,000	Charles Schwab Corp		450,400

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Financial — (continued)
79,000	Eaton Vance Corp	$	1,867,560
114,000	HCC Insurance Holdings Inc		3,135,000
26,000	IntercontinentalExchange Inc (a)		3,134,300
38,000	Jones Lang LaSalle Inc		2,327,880
115,000	Principal Financial Group Inc		2,829,000
265,000	TCF Financial Corp		2,734,800
285,000	TD Ameritrade Holding Corp		4,460,250
81,000	Willis Group Holdings PLC		3,142,800
114,000	WR Berkley Corp		3,920,460

			39,669,350

Industrial — 15.59%
45,000	Acuity Brands Inc		2,385,000
248,000	AMETEK Inc		10,440,800
257,000	Babcock & Wilcox Co (a)		6,203,980
50,000	Crane Co		2,335,500
161,000	FLIR Systems Inc		4,036,270
108,000	Gardner Denver Inc		8,322,480
42,000	Goodrich Corp		5,195,400
152,000	IDEX Corp		5,640,720
48,000	Kansas City Southern (a)		3,264,480
422,000	McDermott International Inc (a)		4,857,220
130,000	Pall Corp		7,429,500
62,000	Rockwell Collins Inc		3,432,940
109,000	Roper Industries Inc		9,468,830
20,000	Spirit Aerosystems Holdings Inc Class A (a)		415,600
338,000	Textron Inc		6,249,620
163,000	Trimble Navigation Ltd (a)		7,074,200
165,000	UTi Worldwide Inc		2,192,850

			88,945,390

Technology — 16.41%
78,700	Akamai Technologies Inc (a)		2,540,436
170,000	Allscripts Healthcare Solutions Inc (a)		3,219,800
104,000	Altera Corp		3,858,400
99,000	Ariba Inc (a)		2,779,920
515,000	Atmel Corp (a)		4,171,500
89,000	Concur Technologies Inc (a)		4,520,310
54,000	Cree Inc (a)(b)		1,190,160
106,000	Fiserv Inc (a)		6,226,440
109,000	IHS Inc Class A (a)		9,391,440
40,000	Informatica Corp (a)		1,477,200
265,000	Intersil Corp Class A		2,766,600
316,000	Marvell Technology Group Ltd (a)		4,376,600
99,000	Microchip Technology Inc (b)		3,626,370
95,000	MICROS Systems Inc (a)		4,425,100
193,000	MSCI Inc Class A (a)		6,355,490
422,000	Nuance Communications Inc (a)		10,617,520
289,000	NVIDIA Corp (a)		4,005,540
103,000	PMC - Sierra Inc (a)		567,530
144,000	Red Hat Inc (a)		5,945,760
54,000	Rovi Corp (a)		1,327,320
96,000	Silicon Laboratories Inc (a)(b)		4,168,320

Shares			Value

Technology — (continued)
189,000	Xilinx Inc	$	6,059,340

			93,617,096

Utilities — 1.38%
481,000	Calpine Corp (a)		7,854,730

TOTAL COMMON STOCK — 95.51% (Cost $473,374,317)		$	544,837,172

PREFERRED STOCK
Consumer, Cyclical — 0.56%
221,560	Coupon.com Series B (a)(c)(e)		1,217,106
254,930	Living Social Series E (a)(c)(e)		1,960,412

			3,177,518

Technology — 0.06%
25,173	Workday Inc Series F (a)(c)(e)		333,794

TOTAL PREFERRED STOCK — 0.62% (Cost $2,991,510)		$	3,511,312

Principal Amount

SHORT TERM INVESTMENTS
15,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 02/29/2012		14,999,750
239,000	Federal Home Loan Mortgage Corp
	0.01%, 01/03/2012		239,000
	Federal National Mortgage Association
700,000	0.01%, 01/11/2012		699,997
3,370,000	0.01%, 01/23/2012		3,369,990

TOTAL SHORT TERM INVESTMENTS — 3.39% (Cost $19,308,737)		$	19,308,737

SECURITIES LENDING COLLATERAL
2,499,773	Undivided interest of 20.84% in a repurchase agreement (principal amount/value $12,000,000 with a maturity value of $12,000,133) with Goldman Sachs & Co., 0.10%, dated 12/30/11, to be repurchased at $2,499,773 on 1/3/12, collateralized by various U.S. Government Agency securities, 2.16% - 6.50%, 4/1/20 - 12/1/48, with a value of $12,240,000.		2,499,773

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 2,576,374	Undivided interest of 10.49% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $2,576,374 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 – 3/1/47, with a value of $25,041,921.	$	2,576,374

2,499,773	Undivided interest of 13.51% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $2,499,773 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 – 11/15/40, with a value of $18,870,075.		2,499,773

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 2,499,773	Undivided interest of 11.24% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $2,499,773 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 – 12/20/41, with a value of $22,703,708.	$	2,499,773

2,499,773	Undivided interest of 11.74% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $2,499,773 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.13% - 5.94%, 6/1/24 – 3/1/41, with a value of $21,726,050.		2,499,773

TOTAL SECURITIES LENDING COLLATERAL — 2.20% (Cost $12,575,466)		$	12,575,466

TOTAL INVESTMENTS — 101.72% (Cost $508,250,030)		$	580,232,687

OTHER ASSETS & LIABILITIES, NET — (1.72)%		$	(9,792,183)

TOTAL NET ASSETS — 100.00%		$	570,440,504

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at December 31, 2011.
(c)	Illiquid security; at December 31, 2011, the aggregate cost and market value of illiquid securities was $4,495,584 and $6,723,998, respectively, representing 1.18% of net assets.
(d)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $1,112,394 and $1,218,778, respectively, representing 0.21% of net assets.
(e)	Domestic security is fair valued at December 31, 2011.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim T. Rowe Price MidCap Growth Portfolio

ASSETS:
Investments in securities, market value (including $12,296,842 of securities on loan)(a)	$580,232,687
Cash	6,698,086
Dividends and interest receivable	164,302
Subscriptions receivable	1,042,587
Receivable for investments sold	1,957,152

Total Assets	590,094,814

LIABILITIES:
Payable to investment adviser	484,244
Payable upon return of securities loaned	12,575,466
Redemptions payable	2,266,679
Payable for investments purchased	4,327,862
Payable for distribution fees	59

Total Liabilities	19,654,310

NET ASSETS	$570,440,504

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,513,532
Paid-in capital in excess of par	498,160,881
Net unrealized appreciation on investments and foreign currency translations	71,982,173
Overdistributed net investment income	(223,813)
Accumulated net realized loss on investments and foreign currency transactions	(2,992,269)

TOTAL NET ASSETS
Initial Class	$570,148,056

Class L	$292,448

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	35,101,887
Class L	33,431

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$16.24

Class L	$8.75

(a) Cost of investments	$508,250,030

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim T. Rowe Price MidCap Growth Portfolio

INVESTMENT INCOME:
Interest	$15,909
Income from securities lending	111,047
Dividends	2,847,083
Foreign withholding tax	(52,597)

Total Income	2,921,442

EXPENSES:
Audit fees	19,267
Bank and custodian fees	50,005
Management fees	5,683,779
Investment administration fees	95,606
Distribution fees - Class L	125
Other	96,562

Total Expenses	5,945,344

Less amount reimbursed by investment adviser	31,657
Less amount waived by distributor - Class L	12

Total amount reimbursed and waived	31,669

Net Expenses	5,913,675

NET INVESTMENT LOSS	(2,992,233)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	57,627,435
Change in net unrealized depreciation on investments and foreign currency translations	(63,427,683)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(5,800,248)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,792,481)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

Maxim T. Rowe Price MidCap Growth Portfolio	2011	2010

OPERATIONS:
Net investment loss	$(2,992,233)	$(391,060)
Net realized gain on investments and foreign currency transactions	57,627,435	39,163,543
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	(63,427,683)	70,622,154

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,792,481)	109,394,637

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,570,653)	–
Class L	(11,073)	N/A

From net investment income	(7,581,726)	0

From net realized gains
Initial Class	(47,902,123)	(22,227,572)
Class L	(38,254)	N/A

From net realized gains	(47,940,377)	(22,227,572)

Total Distributions	(55,522,103)	(22,227,572)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	295,813,152	363,971,807
Class L	413,235	N/A
Shares issued in reinvestment of distributions
Initial Class	55,472,776	22,227,572
Class L	49,327	N/A
Shares redeemed
Initial Class	(270,856,745)	(317,292,155)
Class L	(120,323)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	80,771,422	68,907,224

Total Increase in Net Assets	16,456,838	156,074,289

NET ASSETS:
Beginning of year	553,983,666	397,909,377

End of year (a)	$570,440,504	$553,983,666

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	15,951,208	22,356,923
Class L	39,424	N/A
Shares issued in reinvestment of distributions
Initial Class	3,427,029	1,213,295
Class L	5,683	N/A
Shares redeemed
Initial Class	(14,535,690)	(19,926,074)
Class L	(11,676)	N/A

Net Increase	4,875,978	3,644,144

(a) Including (over)distributed net investment income:	$(223,813)	$0

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00
	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim T. Rowe Price MidCap Growth Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$18.31	$14.95	$10.32	$18.81	$17.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	–	–	–	0.01
Net realized and unrealized gain (loss)	(0.55)	4.12	4.63	(7.42)	2.99

Total Income (Loss) From Investment Operations	(0.32)	4.12	4.63	(7.42)	3.00

LESS DISTRIBUTIONS:
From net investment income	(0.24)	–	–	–	(0.01)
From net realized gains	(1.51)	(0.76)	–	(1.07)	(2.14)

Total Distributions	(1.75)	(0.76)	0.00	(1.07)	(2.15)

NET ASSET VALUE, END OF YEAR	$16.24	$18.31	$14.95	$10.32	$18.81

TOTAL RETURN(a)	(1.69%)	27.55%	44.86%	(40.36%)	16.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$570,148	$553,984	$397,909	$298,032	$471,751
Ratio of expenses to average net assets
Before reimbursement	1.04%	1.05%	1.06%	1.06%	1.04%
After reimbursement	1.04%	1.05%	1.05%	1.05%	1.04%
Ratio of net investment income to average net assets
Before reimbursement	(0.53%)	(0.09%)	(0.48%)	(0.47%)	(0.19%)
After reimbursement	(0.53%)	(0.09%)	(0.47%)	(0.46%)	(0.19%)
Portfolio turnover rate(b)	42%	56%	41%	41%	35%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31, 2011 (a)
Maxim T. Rowe Price MidCap Growth Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39
Net realized and unrealized gain	0.15

Total Income From Investment Operations	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.40)
From net realized gains	(1.39)

Total Distributions	(1.79)

NET ASSET VALUE, END OF PERIOD	$8.75

TOTAL RETURN(b)	5.58%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$292
Ratio of expenses to average net assets
Before reimbursement and waiver	51.98%	(e)
After reimbursement and waiver	1.29%	(e)
Ratio of net investment income to average net assets
Before reimbursement and waiver	(51.36%)	(e)
After reimbursement and waiver	(0.67%)	(e)
Portfolio turnover rate(f)	42%	(c)

(a)	Class L commenced operations on August 12, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio's shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year. Level 3 investments in securities were not considered a significant portion of the portfolio.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	497,744,054	$	3,212,686	$	—	$	500,956,740
Foreign Common Stock		43,880,432		—		—		43,880,432
Preferred Stock		—		—		3,511,312		3,511,312
Short Term Investments		—		19,308,737		—		19,308,737
Securities Lending Collateral		—		12,575,466		—		12,575,466

Total		541,624,486		541,624,486		3,511,312		580,232,687

Total Investments (a)	$	541,624,486	$	541,624,486	$	3,511,312	$	580,232,687

(a)	Further breakdown of the Portfolio's sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2011:

		Preferred Stock
Beginning Balance, January 1, 2011	$	0
Total realized gains (loss)		-
Total unrealized gain (loss) relating to instruments not held at reporting date
Total unrealized gain (loss) relating to instruments still held at reporting date		519,802
Purchases		2,991,510
Sales		-
Amortization
Transfers into Level 3		-
Transfers out of Level 3		-

Ending Balance, December 31, 2011	$	3,511,312

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolios did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser has entered into a sub-advisory agreement with T. Rowe Price Associates Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $252,176,234 and $228,659,346, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $513,010,859. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $105,411,754 and gross depreciation of securities in which there was an excess of tax cost over value of $38,189,926 resulting in net appreciation of $67,221,828.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $12,296,842 and received collateral of $12,575,466 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

		2011		2010
Distributions paid from:
Ordinary income	$	7,581,726	$	-
Long-term capital gain		47,940,377		22,227,572

	$	55,522,103	$	22,227,572

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	98,511
Undistributed capital gains		2,589,195

Net accumulated earnings		2,687,706

Net unrealized appreciation on investments		67,221,828
Net unrealized appreciation on foreign currency translations		(482)
Capital loss carryforwards		-
Post-October losses		(1,142,961)

Tax composition of capital	$	68,766,091

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $10,350,146 from accumulated net realized loss on investments and foreign currency transactions to net investment loss. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

7. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 35% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim T. Rowe Price MidCap Growth Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim T. Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1)   Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012